________________________________________________________________________________

                                     [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                               SEMI-ANNUAL REPORT


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2000




                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about WST Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.91%

      Beverages - 3.69%
           PepsiCo, Inc. .......................................................                    15,700               $   722,200
                                                                                                                         -----------

      Biopharmaceuticals - 1.46%
           Pharmacia Corporation ...............................................                     4,760                   286,493
                                                                                                                         -----------

      Building Materials - 3.44%
           Lowe's Companies, Inc. ..............................................                    15,000                   673,125
                                                                                                                         -----------

      Computers - 3.28%
      (a)  Sun Microsystems, Inc. ..............................................                     5,500                   642,125
                                                                                                                         -----------

      Computer Software & Services - 13.89%
           First Data Corporation ..............................................                    16,000                   626,000
      (a)  Microsoft Corporation ...............................................                     6,000                   361,500
      (a)  Oracle Corporation ..................................................                    22,000                 1,732,500
                                                                                                                         -----------
                                                                                                                           2,720,000
                                                                                                                         -----------
      Electrical Equipment - 3.89%
           Emerson Electric Co. ................................................                     5,000                   335,000
           Honeywell International Inc. ........................................                    12,000                   427,500
                                                                                                                         -----------
                                                                                                                             762,500
                                                                                                                         -----------
      Electronics - 4.08%
           General Electric Company ............................................                     5,000                   288,750
           Motorola, Inc. ......................................................                    18,000                   510,750
                                                                                                                         -----------
                                                                                                                             799,500
                                                                                                                         -----------
      Electronics - Semiconductor - 2.55%
           Intel Corporation ...................................................                    12,000                   499,500
                                                                                                                         -----------

      Financial - Banks, Commercial - 2.41%
           Bank of America Corporation .........................................                     9,000                   471,375
                                                                                                                         -----------

      Financial - Banks, Money Center - 4.08%
           Citigroup Inc. ......................................................                     9,666                   522,568
           The Chase Manhattan Corporation .....................................                     6,000                   277,125
                                                                                                                         -----------
                                                                                                                             799,693
                                                                                                                         -----------
      Financial Services - 4.42%
           American Express Company ............................................                     6,000                   364,500
           Fannie Mae ..........................................................                     7,000                   500,500
                                                                                                                         -----------
                                                                                                                             865,000
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 2.62%
           AFLAC INCORPORATED ....................................................                    8,000              $  512,500
                                                                                                                         -----------

      Insurance - Multiline - 2.56%
           American International Group, Inc. ....................................                    5,250                  502,359
                                                                                                                         -----------

      Medical - Supplies - 2.64%
           Johnson & Johnson .....................................................                    5,500                  516,656
                                                                                                                         -----------

      Miscellaneous - Manufacturing - 4.24%
           Tyco International Ltd. ...............................................                   16,000                  830,000
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 3.36%
           Schlumberger Limited ..................................................                    8,000                  658,500
                                                                                                                         -----------

      Oil & Gas - Exploration - 3.18%
           Exxon Mobil Corporation ...............................................                    6,996                  623,518
                                                                                                                         -----------

      Pharmaceuticals - 3.74%
           Bristol-Myers Squibb Company ..........................................                    5,000                  285,625
           Merck & Co., Inc. .....................................................                    6,000                  446,625
                                                                                                                         -----------
                                                                                                                             732,250
                                                                                                                         -----------
      Publishing - Newspaper - 2.21%
           The New York Times Company ............................................                   11,000                  432,438
                                                                                                                         -----------

      Retail - Drug Stores - 2.84%
           CVS Corporation .......................................................                   12,000                  555,750
                                                                                                                         -----------

      Retail - General Merchandise - 4.97%
      (a)  Dollar Tree Stores, Inc. ..............................................                   24,000                  973,500
                                                                                                                         -----------

      Telecommunications - 11.21%
           ALLTEL Corporation ....................................................                   12,200                  637,450
      (a)  Tellabs, Inc. .........................................................                   10,000                  477,500
           Time Warner Inc. ......................................................                    8,500                  665,125
           Verizon Communications ................................................                    8,600                  416,562
                                                                                                                         -----------
                                                                                                                           2,196,637
                                                                                                                         -----------
      Telecommunications Equipment - 3.05%
           Nortel Networks Corporation ...........................................                   10,000                  597,500
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Telecommunications - 3.10%
      (a)  WorldCom, Inc. .............................................................               20,000             $   607,500
                                                                                                                         -----------

           Total Common Stocks (Cost $15,044,815) .....................................                                   18,980,619
                                                                                                                         -----------

INVESTMENT COMPANY - 1.36%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ...........................................              267,239                 267,239
           (Cost $267,239)                                                                                               -----------



Total Value of Investments (Cost $15,312,054 (b)) .....................................                98.27 %           $19,247,858
Other Assets Less Liabilities .........................................................                 1.73 %               339,134
                                                                                                      ------             -----------
      Net Assets ......................................................................               100.00 %           $19,586,992
                                                                                                      ======             ===========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..................................................................                   $ 5,009,038
           Unrealized depreciation ..................................................................                    (1,073,234)
                                                                                                                        -----------

                       Net unrealized appreciation ..................................................                   $ 3,935,804
                                                                                                                        ===========












See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2000
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $15,312,054) .........................................................               $ 19,247,858
      Cash .............................................................................................                        170
      Income receivable ................................................................................                     12,688
      Receivable for investments sold ..................................................................                    308,740
      Receivable for fund shares sold ..................................................................                     13,670
      Deferred organization expenses, net (note 4) .....................................................                     16,401
      Other assets .....................................................................................                      1,275
                                                                                                                       ------------

           Total assets ................................................................................                 19,600,802
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     13,810
                                                                                                                       ------------

NET ASSETS .............................................................................................               $ 19,586,992
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 17,231,871
      Accumulated net investment loss ..................................................................                    (79,106)
      Accumulated net realized loss on investments .....................................................                 (1,501,577)
      Net unrealized appreciation on investments .......................................................                  3,935,804
                                                                                                                       ------------
                                                                                                                       $ 19,586,992
                                                                                                                       ============
CLASS C
      Net asset value, redemption and offering price per share
           ($431,799 / 33,898 shares) ..................................................................               $      12.74
                                                                                                                       ============

INSTITUTIONAL CLASS
      Net asset value, redemption and offering price per share
           ($16,652,035 / 1,283,232 shares) ............................................................               $      12.98
                                                                                                                       ============

INVESTOR CLASS
      Net asset value, redemption and offering price per share
           ($2,503,158 / 196,001 shares) ...............................................................               $      12.77
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $12.77) .........................................               $      13.27
                                                                                                                       ============











See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2000
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Interest .......................................................................................             $     7,131
           Dividends ......................................................................................                  91,526
                                                                                                                        -----------

                Total income ..............................................................................                  98,657
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  80,237
           Fund administration fees (note 2) ..............................................................                  18,722
           Distribution and service fees - Investor Class shares (note 3) .................................                   9,284
           Distribution and service fees - Class C shares (note 3) ........................................                   1,707
           Custody fees ...................................................................................                   2,006
           Registration and filing administration fees (note 2) ...........................................                   3,049
           Fund accounting fees (note 2) ..................................................................                  21,000
           Audit fees .....................................................................................                   6,017
           Legal fees .....................................................................................                   3,510
           Securities pricing fees ........................................................................                   1,497
           Shareholder recordkeeping fees .................................................................                   4,500
           Shareholder servicing expenses .................................................................                   3,810
           Registration and filing expenses ...............................................................                   2,858
           Printing expenses ..............................................................................                  11,029
           Amortization of deferred organization expenses (note 4) ........................................                   4,125
           Trustee fees and meeting expenses ..............................................................                   2,006
           Other operating expenses .......................................................................                   2,406
                                                                                                                        -----------

                Total expenses ............................................................................                 177,763
                                                                                                                        -----------

                    Net investment loss ...................................................................                 (79,106)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ......................................................                (324,541)
      Decrease in unrealized appreciation on investments ..................................................              (1,419,674)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ................................................              (1,744,215)
                                                                                                                        -----------

                Net decrease in net assets resulting from operations ......................................             $(1,823,321)
                                                                                                                        ===========







See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended       Year ended
                                                                                                   September 30,       March 31,
                                                                                                     2000 (a)            2000
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment loss ............................................................        $   (79,106)       $   (85,187)
          Net realized loss from investment transactions .................................           (324,541)          (555,913)
          (Decrease) increase in unrealized appreciation on investments ..................         (1,419,674)         2,771,724
                                                                                                  -----------        -----------
              Net (decrease) increase in net assets resulting from operations ............         (1,823,321)         2,130,624
                                                                                                  -----------        -----------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (b)            (423,619)         5,744,786
                                                                                                  -----------        -----------

                      Total (decrease) increase in net assets ............................         (2,246,940)         7,875,410

NET ASSETS
     Beginning of period .................................................................         21,833,932         13,958,522
                                                                                                  -----------        -----------

     End of period .......................................................................        $19,586,992        $21,833,932
                                                                                                  ===========        ===========


(a) Unaudited.
(b) A summary of capital share activity follows:
                                                    --------------------------------------------------------------------------------
                                                                     Period ended                           Year ended
                                                                September 30, 2000 (a)                    March 31, 2000
                                                              Shares              Value              Shares             Value
                                                    --------------------------------------------------------------------------------
---------------------------------------------------
                     CLASS C
---------------------------------------------------
Shares sold .......................................               1,449        $    18,954             32,451        $   426,228 (c)
Shares redeemed ...................................                  (3)               (42)                 0                  0 (c)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................               1,446        $    18,912             32,451        $   426,228 (c)
                                                            ===========        ===========        ===========        ===========

---------------------------------------------------
                INSTITUTIONAL CLASS
---------------------------------------------------
Shares sold .......................................             150,053        $ 2,059,519            331,219        $ 4,408,827
Shares redeemed ...................................             (45,572)          (629,130)           (46,784)          (604,849)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................             104,481        $ 1,430,389            284,435        $ 3,803,978
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
                  INVESTOR CLASS
---------------------------------------------------
Shares sold .......................................              15,014        $   199,356            221,528        $ 2,686,217
Shares redeemed ...................................            (150,202)        (2,072,276)           (90,704)        (1,171,637)
                                                            -----------        -----------        -----------        -----------
     Net (decrease) increase ......................            (135,188)       $(1,872,920)           130,824        $ 1,514,580
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
                   FUND SUMMARY
---------------------------------------------------
Shares sold .......................................             166,516        $ 2,277,829            585,198        $ 7,521,272
Shares redeemed ...................................            (195,777)        (2,701,448)          (137,488)        (1,776,486)
                                                            -----------        -----------        -----------        -----------
     Net (decrease) increase ......................             (29,261)       $  (423,619)           447,710        $ 5,744,786
                                                            ===========        ===========        ===========        ===========


(c) For the period beginning May 20, 1999 (date of initial public investment) through March 31, 2000.



See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                               CLASS C




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended       Period ended
                                                                                                  September 30,        March 31,
                                                                                                    2000 (a)           2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............................................                $   13.99          $   13.05

     (Loss) income from investment operations
        Net investment loss .......................................................                    (0.09)             (0.06)
        Net realized and unrealized (loss) gain on investments ....................                    (1.16)              1.00
                                                                                                   ---------          ---------

            Total from investment operations ......................................                    (1.25)              0.94
                                                                                                   ---------          ---------

Net asset value, end of period ....................................................                $   12.74          $   13.99
                                                                                                   =========          =========


Total return (c) ..................................................................                    (8.79)%             7.20 %
                                                                                                   =========          =========

Ratios/supplemental data
     Net assets, end of period ....................................................                $ 431,799          $ 453,984
                                                                                                   =========          =========


     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees .............................                     2.31 % (d)         2.45 %(d)
        After expense reimbursements and waived fees ..............................                     2.31 % (d)         2.34 %(d)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees .............................                    (1.39)% (d)        (1.30)%(d)
        After expense reimbursements and waived fees ..............................                    (1.39)% (d)        (1.19)%(d)

     Portfolio turnover rate ......................................................                    23.82 %            50.40 %



(a)  Unaudited.
(b)  For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.
(c)  Total return does not reflect payment of a sales charge.
(d)  Annualized.








See accompanying notes to financial statements                                                                     (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                         INSTITUTIONAL CLASS



------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended       Year ended        Year ended        Period ended
                                                             September 30,       March 31,         March 31,          March 31,
                                                               2000 (a)            2000              1999             1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................ $     14.20       $     12.77       $     11.29       $     10.02

     (Loss) income from investment operations
       Net investment loss ..................................       (0.04)            (0.04)             0.00              0.00
       Net realized and unrealized (loss) gain on investments       (1.18)             1.47              1.48              1.27
                                                              -----------       -----------       -----------       -----------

         Total from investment operations ...................       (1.22)             1.43              1.48              1.27
                                                              -----------       -----------       -----------       -----------

Net asset value, end of period .............................. $     12.98       $     14.20       $     12.77       $     11.29
                                                              ===========       ===========       ===========       ===========

Total return (c) ............................................       (8.52)%           11.20 %           13.11 %           12.72 %
                                                              ===========       ===========       ===========       ===========

Ratios/supplemental data
     Net assets, end of period .............................. $16,652,035       $16,737,026       $11,419,391       $ 6,376,193
                                                              ===========       ===========       ===========       ===========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ........        1.56 %(d)         1.68 %            2.08 %            3.15 %(d)
       After expense reimbursements and waived fees .........        1.56 %(d)         1.60 %            1.75 %            1.75 %(d)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ........       (0.64)%(d)        (0.45)%           (0.35)%           (1.31)%(d)
       After expense reimbursements and waived fees .........       (0.64)%(d)        (0.37)%           (0.01)%            0.09 %(d)

     Portfolio turnover rate ................................       23.82 %           50.40 %           31.11 %           23.64 %



(a)  Unaudited.
(b)  For the period from September 30, 1997 (date of initial public investment) to March 31, 1998.
(c)  Total return does not reflect payment of a sales charge.
(d)  Annualized.








See accompanying notes to financial statements                                                                     (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS



------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended       Year ended        Year ended        Period ended
                                                             September 30,       March 31,         March 31,          March 31,
                                                               2000 (a)            2000              1999             1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................ $     14.02       $     12.67       $     11.26       $     10.22

     (Loss) income from investment operations
       Net investment loss ..................................       (0.11)            (0.10)            (0.04)            (0.01)
       Net realized and unrealized (loss) gain on investments       (1.14)             1.45              1.45              1.05
                                                              -----------       -----------       -----------       -----------

         Total from investment operations ...................       (1.25)             1.35              1.41              1.04
                                                              -----------       -----------       -----------       -----------

Net asset value, end of period .............................. $     12.77       $     14.02       $     12.67       $     11.26
                                                              ===========       ===========       ===========       ===========

Total return (c) ............................................       (8.70)%           10.66 %           12.52 %           10.19 %
                                                              ===========       ===========       ===========       ===========

Ratios/supplemental data
     Net assets, end of period .............................. $ 2,503,158       $ 4,642,922       $ 2,539,131       $   763,186
                                                              ===========       ===========       ===========       ===========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ........        2.06 %(d)         2.15 %            2.56 %            3.63 %(d)
       After expense reimbursements and waived fees .........        2.06 %(d)         2.10 %            2.25 %            2.25 %(d)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ........       (1.13)%(d)        (0.93)%           (0.84)%           (1.70)%(d)
       After expense reimbursements and waived fees .........       (1.13)%(d)        (0.88)%           (0.53)%           (0.31)%(d)

     Portfolio turnover rate ................................       23.82 %           50.40 %           31.11 %           23.64 %


(a)  Unaudited
(b)  For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.
(c)  Total return does not reflect payment of a sales charge.
(d)  Annualized.







See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $919,853, of which $42,186 expires in the year 2006, $342,266 expires in the year 2007 and $535,401 expires in the year 2008. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, Investor Class Shares, and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         N.C. Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.

                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $9,284 of such expenses for the Investor Class Shares and $1,707 of such expenses for the Class C Shares under the Plan for the period ended September 30, 2000.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $4,914,051 and $5,814,314, respectively, for the period ended September 30, 2000.

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                               SEMI-ANNUAL REPORT


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2000




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                                Atlanta, GA 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about EARNEST Partners Fixed Income Trust, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

----------------
EARNEST PARTNERS
----------------
                                                [Letterhead]


Dear Shareholders of the EARNEST Partners Fixed Income Trust:

         For the three months ending on 9/30/2000, your fund returned 2.66%, lagging the Lipper Intermediate Investment Grade Index by 27 basis points. For the trailing 12 months, however, the fund was up 6.18%, beating the Lipper Index by six basis points. In addition, for the trailing five years, the fund was up 5.93%, ahead of the Lipper Index by four basis points. For the trailing year and five years, the fund ranked at the 37th and 25th percentiles in the Lipper category, respectively.

         As you know, our philosophy centers on buying high quality bonds at attractive spreads to Treasuries. Though this strategy works well over all market cycles, it does suffer during periods within a cycle when spreads themselves actually widen, as has been the case this year. Alas, this is another one of those periods when Treasury bonds have been the best bonds to own. Still, higher quality issues have faired better than lower-rated ones. For instance, while the Lehman U.S. Agency index is up 6.90% for the year, the Lehman index of Baa-rated bonds is up only 4.97% and the Lehman High Yield index is down 0.65%.

         As always, we maintain that moves in spreads, as with moves in interest rates, are hard to forecast reliably, making it difficult to know when to own Treasuries or not. Therefore, we maintain our Treasury under weighting. Even without the Treasuries, your portfolio still has an AAA-rated weighted average quality rating, with 82% of its issues AAA-rated or better.

         There is much uncertainty in the markets, of which these spread levels are only an indication. Spreads in general are at levels not seen since before the last recession. Through this, our experience tells us to stick to our guns, and so we will.

Respectfully,

/s/ Douglas Folk

EARNEST Partners Limited, LLC
Douglas Folk, CFA
Partner


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest          Maturity            Value
                                                                     Principal          Rate              Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.75%

      United States Treasury Note ...............................   $ 200,000           4.250%          11/15/03          $  190,531
      A.I.D. - Equador ..........................................      73,171           7.050%          05/01/15              74,001
      A.I.D. - Ivory Coast ......................................     222,212           8.100%          12/01/06             223,190
      A.I.D. - Peru .............................................     138,627           8.350%          01/01/07             139,498
      Attransco Title XI ........................................     424,281           6.120%          04/01/08             415,168
      B.A.L.T. Conway Partnership Title XI ......................     103,736          10.750%          11/15/03             106,928
      Federal Agricultural Mortgage Corporation
          Series AM-1003 ........................................     632,415           6.820%          04/25/13             610,311
      Federal National Mortgage Association
          Pool #73401 ...........................................     476,316           6.440%          03/01/06             469,406
          Pool #380484 ..........................................     977,357           6.390%          07/01/16             898,655
      Lawrence Steamship Company Title XI .......................     203,482           7.270%          09/01/03             204,617
      Small Business Administration 98-B ........................     893,458           6.150%          02/01/18             845,928
                                                                                                                          ----------

          Total U.S. Government and Agency Obligations (Cost $4,349,398) .......................................           4,178,233
                                                                                                                          ----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 13.95%

      Federal Housing Authority Project Loan
          Downtowner Apartments .................................     144,590           8.375%          11/01/11             148,485
          GMAC 32 ...............................................      58,473           7.430%          12/01/21              58,288
          Reilly #046 ...........................................     362,836           6.970%          06/01/14             351,225
          USGI #87 ..............................................     386,918           7.430%          08/01/23             386,020
                                                                                                                          ----------

          Total U.S. Government Insured Obligations (Cost $959,821) ............................................             944,018
                                                                                                                          ----------

CORPORATE OBLIGATIONS - 33.04%

      Burlington North Santa Fe .................................     676,000           2.625%          01/01/10             469,820
      California Infrastructure SDG&E Series 1997-1 .............     500,000           6.370%          12/26/09             484,844
      Continental Airlines Inc. .................................     452,637           7.750%          07/02/14             445,876
      Tennessee Valley Authority ................................     400,000           5.375%          11/13/08             364,540
      Union Pacific Corporation .................................     461,861           7.280%          04/30/15             470,475
                                                                                                                          ----------

          Total Corporate Obligations (Cost $2,329,986) ........................................................           2,235,555
                                                                                                                          ----------




                                                                                                                         (Continued)


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest          Maturity            Value
                                                                     Principal          Rate              Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

PRIVATE MORTGAGE BACKED SECURITIES - 0.34%

      National Housing Partnership ..............................  $   22,732           9.500%          05/01/03          $   22,757
          (Cost $22,732)                                                                                                  ----------



INVESTMENT COMPANY - 3.69%

      AIM Short Term Prime Fund A ...............................     249,846                                                249,846
          (Cost $249,846)                                                                                                 ----------



Total Value of Investments (Cost $7,911,783 (a)) .............................................            112.77 %       $7,630,409
Liabilities In Excess of Other Assets ........................................................            (12.77)%         (863,776)
                                                                                                          ------         ----------
      Net Assets .............................................................................            100.00 %       $6,766,633
                                                                                                          ======         ==========




      (a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation)
          of investments for financial reporting and federal income tax purposes is as follows:


          Unrealized appreciation ........................................................................               $   21,268
          Unrealized depreciation ........................................................................                 (302,642)
                                                                                                                         ----------

                    Net unrealized depreciation ..........................................................               $ (281,374)
                                                                                                                         ==========















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2000
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $7,911,783) ..........................................................                $ 7,630,409
      Income receivable ................................................................................                     97,112
      Due from advisor (note 2) ........................................................................                      5,435
      Other assets .....................................................................................                      5,731
                                                                                                                        -----------

           Total assets ................................................................................                  7,738,687
                                                                                                                        -----------

LIABILITIES
      Disbursements in excess of cash on demand deposit ................................................                    972,054
                                                                                                                        -----------

NET ASSETS
      (applicable to 681,649 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ..........................................                $ 6,766,633
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($6,766,633 / 681,649 shares) ....................................................................                $      9.93
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 7,375,587
      Undistributed net investment income ..............................................................                      5,518
      Accumulated net realized loss on investments .....................................................                   (333,098)
      Net unrealized depreciation on investments .......................................................                   (281,374)
                                                                                                                        -----------
                                                                                                                        $ 6,766,633
                                                                                                                        ===========


















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2000
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest .......................................................................................               $ 277,014
           Dividends ......................................................................................                   6,824
                                                                                                                          ---------

                Total income ..............................................................................                 283,838
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  18,100
           Fund administration fees (note 2) ..............................................................                   5,028
           Custody fees ...................................................................................                   2,493
           Registration and filing administration fees (note 2) ...........................................                   1,363
           Fund accounting fees (note 2) ..................................................................                  12,000
           Audit fees .....................................................................................                   6,017
           Legal fees .....................................................................................                   2,756
           Securities pricing fees ........................................................................                   1,237
           Shareholder recordkeeping fees .................................................................                   4,500
           Other accounting fees (note 2) .................................................................                   6,972
           Shareholder servicing expenses .................................................................                   1,504
           Registration and filing expenses ...............................................................                     652
           Printing expenses ..............................................................................                   1,706
           Trustee fees and meeting expenses ..............................................................                   2,006
           Other operating expenses .......................................................................                   2,657
                                                                                                                          ---------

                Total expenses ............................................................................                  68,991
                                                                                                                          ---------

                Less:
                    Expense reimbursements (note 2) .......................................................                 (14,680)
                    Investment advisory fees waived (note 2) ..............................................                 (18,100)
                                                                                                                          ---------

                Net expenses ..............................................................................                  36,211
                                                                                                                          ---------

                    Net investment income .................................................................                 247,627
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ......................................................                 (10,053)
      Decrease in unrealized depreciation on investments ..................................................                  73,228
                                                                                                                          ---------

           Net realized and unrealized gain on investments ................................................                  63,175
                                                                                                                          ---------

                Net increase in net assets resulting from operations ......................................               $ 310,802
                                                                                                                          =========



See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended       Year ended
                                                                                                     September 30,       March 31,
                                                                                                       2000 (a)            2000
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
        Net investment income ..............................................................         $   247,627        $   537,520
        Net realized (loss) gain from investment transactions ..............................             (10,053)            14,373
        Decrease in unrealized depreciation (appreciation) on investments ..................              73,228           (438,418)
                                                                                                     -----------        -----------

           Net increase in net assets resulting from operations ............................             310,802            113,475
                                                                                                     -----------        -----------

     Distributions to shareholders from
        Net investment income ..............................................................            (242,684)          (537,002)
                                                                                                     -----------        -----------

     Capital share transactions
        Decrease in net assets resulting from capital share transactions (b) ...............          (1,494,733)        (2,849,995)
                                                                                                     -----------        -----------

                   Total decrease in net assets ............................................          (1,426,615)        (3,273,522)

NET ASSETS

     Beginning of period ...................................................................           8,193,248         11,466,770
                                                                                                     -----------        -----------

     End of period (includes undistributed net investment income of $5,518
                    at September 30, 2000 and $575 at March 31, 2000) ......................         $ 6,766,633        $ 8,193,248
                                                                                                     ===========        ===========



(a) Unaudited.

(b) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                        Period ended                           Year ended
                                                                   September 30, 2000 (a)                    March 31, 2000

                                                                  Shares             Value              Shares             Value
                                                            ------------------------------------------------------------------------

Shares sold ................................................        16,783        $   164,711            133,527        $ 1,336,147

Shares issued for reinvestment of distributions ............        15,544            152,924             32,346            321,053
                                                               -----------        -----------        -----------        -----------

                                                                    32,327            317,635            165,873          1,657,200

Shares redeemed ............................................      (183,192)        (1,812,368)          (447,049)        (4,507,195)
                                                               -----------        -----------        -----------        -----------

     Net decrease ..........................................      (150,865)       $(1,494,733)          (281,176)       $(2,849,995)
                                                               ===========        ===========        ===========        ===========



See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended    Year ended      Year ended      Year ended      Year ended
                                                        September 30,    March 31,       March 31,       March 31,       March 31,
                                                          2000 (a)         2000            1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................   $      9.84     $     10.30     $     10.31     $      9.98     $     10.11

      Income from investment operations
           Net investment income ....................          0.31            0.60            0.62            0.64            0.65
           Net realized and unrealized gain (loss)
                on investments ......................          0.08           (0.46)          (0.01)           0.33           (0.13)
                                                        -----------     -----------     -----------     -----------     -----------

                Total from investment operations ....          0.39            0.14            0.61            0.97            0.52
                                                        -----------     -----------     -----------     -----------     -----------

      Distributions to shareholders from
           Net investment income ....................         (0.30)          (0.60)          (0.62)          (0.64)          (0.65)
                                                        -----------     -----------     -----------     -----------     -----------

Net asset value, end of period ......................   $      9.93     $      9.84     $     10.30     $     10.31     $      9.98
                                                        ===========     ===========     ===========     ===========     ===========

Total return ........................................          3.93%           1.47%           5.97%           9.91%           5.38%
                                                        ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of period .....................   $ 6,766,633     $ 8,193,248     $11,466,770     $13,899,229     $11,227,141
                                                        ===========     ===========     ===========     ===========     ===========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees       1.72% (b)       1.57%           1.22%           1.10%           1.20%
           After expense reimbursements and waived fees        0.90% (b)       0.90%           0.90%           0.90%           0.90%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees       5.35% (b)       5.26%           5.53%           6.01%           6.07%
           After expense reimbursements and waived fees        6.16% (b)       5.93%           5.85%           6.21%           6.37%

      Portfolio turnover rate .......................          7.13%          15.41%          50.90%          38.46%          32.94%

(a)   Unaudited.
(b)   Annualized.                                                                     See accompanying notes to financial statements



                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The EARNEST Partners Fixed Income Trust (the "Fund"), formerly known as Investek Fixed Income Trust prior to June 9, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $4,579,024 (67.67% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $335,001, $316,968 of which expires in the year 2003 and $18,033 of which expires in the year 2004. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $18,100 ($0.02 per share) and reimbursed expenses totaling $14,680 for the period ended September 30, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $549,797 and $1,095,953, respectively, for the period ended September 30, 2000.

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.